EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.4%
	ELECTRIC UTILITIES - 2.8%
404,602	Hawaiian Electric Industries, Inc.(a)	$ 4,337,333
26,000	NextEra Energy, Inc.	1,847,560
		6,184,893
	GATHERING & PROCESSING - 18.3%
223,174	Antero Midstream Corporation	4,095,243
440,529	Hess Midstream, L.P., Class A	19,176,227
107,590	Kinetik Holdings, Inc.	4,667,254
78,533	Summit Midstream Corporation(a)	2,001,021
266,000	Western Midstream Partners, L.P.	10,834,180
		40,773,925
	LNG INFRASTRUCTURE - 8.0%
75,500	Cheniere Energy, Inc.	17,808,940
	PIPELINE-DIVERSIFIED - 19.6%
1,475,000	Energy Transfer, L.P.	26,609,000
207,500	Enterprise Products Partners, L.P.	6,430,425
129,300	ONEOK, Inc.	10,616,823
		43,656,248
	PIPELINE-NATURAL GAS - 19.5%
105,757	DT Midstream, Inc.	10,864,417
388,000	Kinder Morgan, Inc.	10,887,280
224,000	TC Energy Corporation	10,725,120
181,000	Williams Companies, Inc. (The)	10,850,950
		43,327,767
	PIPELINE-NGL INFRASTRUCTURE - 15.7%
273,000	Keyera Corporation	8,570,655
87,000	Pembina Pipeline Corporation	3,235,530
139,000	Targa Resources Corporation	23,130,990
		34,937,175
	PIPELINE-PETROLEUM - 9.6%
1,093,251	Plains GP Holdings, L.P., Class A	21,427,720

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.4% (Continued)
	PIPELINES AND TRANSPORTATION - 4.9%
207,000	MPLX, L.P.	$ 10,867,500
	TOTAL MLP & MLP RELATED SECURITIES (Cost $143,202,485)	218,984,168

	TOTAL INVESTMENTS - 98.4% (Cost $143,202,485)	$ 218,984,168
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	3,574,634
	NET ASSETS - 100.0%	$ 222,558,802

LNG	- Liquefied Natural Gas
LP	- Limited Partnership
MLP	- Master Limited Partnership
(a)	Non-income producing security.